Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other income.
Gain on disposal of subsidiary	$ 83,838
Other income	4,337	$ 83	$ 2,584
Insurance claims	73	321	2,092
Total other income	$ 88,248	$ 404	$ 4,676